Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Mar. 31, 2011
Marketable securities [Abstract]
Marketable Securities	$ 1,609	$ 1,664	$ 1,609	$ 2,500
Proceeds from sale of marketable securities		1,098
Gain on sale of marketable securities	89	95
Net gain on marketable securities included in accumulated OCI			$ (56)